12. BORROWINGS, FINANCING AND DEBENTURES (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Total debt	R$ 28,942,741
USD
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.88%
Total debt	R$ 12,704,504
R
Disclosure of detailed information about borrowings [line items]
Average interest rate	8.19%
Total debt	R$ 15,950,646
EUR
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.88%
Total debt	R$ 287,591